Note 23 - Capital Management	12 Months Ended
Mar. 31, 2018
Statement Line Items [Line Items]
Disclosure of objectives, policies and processes for managing capital [text block]
23.	Capital management:

Since inception, the Corporation’s objective in managing capital is to ensure sufficient liquidity to finance its research and development activities, general and administrative expenses, expenses associated with intellectual property protection and its overall capital expenditures. The Corporation is not
exposed to external requirements by regulatory agencies or
third
parties regarding its capital, except for certain covenants included within the convertible debentures
(Note
12
).

Since the beginning of its operations, the Corporation has primarily financed its liquidity needs from funding provided through public offerings, private placements, from the exercise of warrants that were distributed to its related party’s shareholders, from a rights offering and from the issuance of options to employees.

The Corporation defines capital to include total shareholders’ equity, derivative warrant liabilities and unsecured convertible debentures.

The Corporation’s policy is to maintain a minimal level of debt.

The following table summarizes the cash and cash equivalents of the Corporation:

	March 31, 2018	March 31, 2017	February 28, 2017 (Unaudited)

Cash	1,583	6,778	7,584
Cash equivalents	6,640	2,994	2,989
Total Cash and cash equivalents	8,223	9,772	10,573

As at
March 31, 2018,
cash equivalents consist of
four
term deposits totaling
$4,193
(US -
$3,250
),
two
commercial paper totaling
$1,418
(US -
$1,099
) and
one
promissory note totaling $
1,029
(US-
$798
), each being held with a Canadian financial institution having a high credit rating. The term deposits, commercial paper and promissory note have maturity dates of ranging between
April 2, 2018
and
May 11, 2018,
bearing interest rates ranging from
1.26%
and
1.72%
per annum, cashable at any time at the discretion of the Corporation, under certain conditions.

As at
March 31, 2018,
the Corporation held a marketable security of a term deposit totaling
$26
(US -
$20
) held as restricted with maturity of
March 13, 2019
and bearing interest at
2.23%.

As at
March 31, 2017
and
February 28, 2017,
cash equivalents consisting of
two
term deposits totaling
$2,994
(US -
$2,251
) and
$2,990
(
US$2,251
) (unaudited), respectively, are being held with a Canadian financial institution having a high credit rating. The term deposits as at
March 31, 2017
have maturity dates of
April 11, 2017
and
April 25, 2017,
bearing an interest rate of
0.52%
and
0.53%
per annum, respectively, cashable at any time at the discretion of the Corporation, under certain conditions. The term deposits as at
February 28, 2017
have maturity dates of
March 12, 2017
and
March 28, 2017,
bearing an interest rate of
0.46%
and
0.45%
per annum, respectively, cashable at any time at the discretion of the Corporation, under certain conditions.